Significant accounting policies (Narrative) (Details)	12 Months Ended
	Dec. 31, 2019 USD ($) segment shares	Dec. 31, 2018 USD ($) shares	Dec. 31, 2017 USD ($) shares
Other-than-temporary impairment	$ 0
Carrying amount of the asset	$ 0	$ 0
Intangible assets useful life	3 years
Intangible assets finite lived	$ 0	0
Goodwill impairment loss	$ 0	0
Defined contribution plan for employee in percentage	100.00%
Defined contribution plan for employee in amount	$ 18.5
Defined Contribution Plan Employer percentage match	50.00%
Defined Contribution Plan Employer percentage	6.00%
Revenue, Practical Expedient, Incremental Cost of Obtaining Contract [true false]	true
Vesting period	4 years
Percentage of monthly salary contributed to insurance funds	8.33%
Severance costs	$ 2,359,000	1,638,000	$ 1,194,000
Advertising costs	$ 41,341,000	$ 34,843,000	$ 24,813,000
Potentially dilutive options to purchase ordinary shares | shares	4,578,542	2,974,891	2,444,806
Number of Reportable Segments | segment	1
Number of Operating Segments | segment	1
Deferred revenues resulting from transaction and service fees	$ 3,248,000
Transaction Fee
Revenue	78,074,000	$ 55,117,000	$ 39,001,000
Service
Revenue	$ 28,999,000	$ 20,386,000	$ 13,111,000
Minimum
Intangible assets useful life	3 years
Maximum
Intangible assets useful life	10 years